AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON September 28, 2015

REGISTRATION NO. 333- 205100

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☐

☐ Pre-Effective Amendment No.

☑ Post-Effective Amendment No. 2

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(585) 325-6880

(Registrant’s Telephone Number, Including Area Code)

James E. Mikolaichik

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

This Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-205100) is being made solely for the purpose of adding the final tax opinion as Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART C

Item 15. Indemnification

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant’s Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy issued by St. Paul Fire & Marine Insurance Company, Federal Insurance Company, Arch Insurance Company, Continental Casualty Company and Argonaut Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

Item 16. Exhibits

(1) Articles of

Incorporation

(1)(a)(1)	Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(2)	Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(3)	Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(4)	Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(5)	Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(6)	Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(7)	Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(1)(a)(8)	Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(9)	Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(1)(a)(10)	Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)
(1)(a)(11)	Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(12)	Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(13)	Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(14)	Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(15)	Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(16)	Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(17)	Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(18)	Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(19)	Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(20)	Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
(1)(a)(21)	Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(22)

Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(1)(a)(23)

Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(1)(a)(24)

Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(1)(a)(25)

Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(1)(a)(26)

Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(1)(a)(27)

Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000 (incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(1)(a)(28)

Articles of Amendment as filed with the State of Maryland on May 31, 2001(incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(1)(a)(29)

Articles of Amendment as filed with the State of Maryland on June 14, 2002(incorporated by reference to Exhibit 99.A(12) to Post Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(1)(a)(30)

Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(31)

Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(32)

Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(33)

Articles of Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(1)(a)(34)

Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034).

(1)(a)(35)	Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).
(1)(a)(36)

Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(1)(a)(37)

Articles of Amendment as filed with the State of Maryland on September 29, 2006 (incorporated by reference to Exhibit 99.a(18) to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).

(1)(a)(38)

Articles of Amendment as filed with the State of Maryland on February 6, 2007 (incorporated by reference to Exhibit 99.a(19) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(1)(a)(39)

Articles of Amendment as filed with the State of Maryland on November 19, 2007 (incorporated by reference to Exhibit 99.a(20) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(1)(a)(40)

Articles Supplementary to the charter as filed with the State of Maryland on May 16, 2007 (incorporated by reference to Exhibit 99.c(21) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(1)(a)(41)

Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(21) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(1)(a)(42)

Articles of Amendment as filed with the State of Maryland on February 28, 2008 (incorporated by reference to Exhibit 99.a(22) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(1)(a)(43)

Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(23) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(1)(a)(44)

Articles Supplementary to the charter as filed with the State of Maryland on May 27, 2008 (incorporated by reference to Exhibit 99.c(22) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(1)(a)(45)

Articles Supplementary to the charter as filed with the State of Maryland on June 24, 2008 (incorporated by reference to Exhibit 99.c(23) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(1)(a)(46)

Articles of Amendment as filed with the State of Maryland on October 27, 2008 (incorporated by reference to Exhibit 99.a(24) to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(1)(a)(47)

Articles Supplementary to the charter as filed with the State of Maryland on November 10, 2008 (incorporated by reference to Exhibit 99.c(24) to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(1)(a)(48)

Articles of Amendment as filed with the State of Maryland on June 29, 2009 (incorporated by reference to Exhibit 99.a(48) to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

(1)(a)(49)

Articles of Amendment as filed with the State of Maryland on December 21, 2009 (incorporated by reference to Exhibit 99.a(49) to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(1)(a)(50)

Articles Supplementary to the charter as filed with the State of Maryland on March 24, 2010 (incorporated by reference to Exhibit 99.a(50) to Post Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on April 30, 2010 with Accession Number 0001193125-10-101399).

(1)(a)(51)

Articles of Amendment to the charter as filed with the State of Maryland May 13, 2010 (incorporated by reference to Exhibit 99.a(51) to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(1)(a)(52)

Articles Supplementary to the charter as filed with the State of Maryland on February 9, 2011 (incorporated by reference to Exhibit 99.a(52) to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(1)(a)(53)

Articles Supplementary to the charter as filed with the State of Maryland dated September 2, 2011 (incorporated by reference to Exhibit 99.a(53) to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(1)(a)(54)

Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2011 (incorporated by reference to Exhibit 99.a(54) to Post Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 16, 2011 with Accession Number 0001193125-11-343574).

(1)(a)(55)

Articles of Amendment to the charter as filed with the State of Maryland dated December 21, 2011 (incorporated by reference to Exhibit 99.a(55) to Post Effective Amendment No. 97 to the Registration Statement on Form N-1A filed on December 29, 2011 with Accession Number 0001193125-11-355419).

(1)(a)(56)

Articles of Amendment to the charter as filed with the State of Maryland dated February 10, 2012 (incorporated by reference to Exhibit 99.a(56) to Post Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(1)(a)(57)

Articles Supplementary to the charter as filed with the State of Maryland dated March 1, 2012 (incorporated by reference to Exhibit 99.a(57) to Post Effective Amendment No. 103 to the Registration Statement on Form N-1A filed on March 21, 2012 with Accession Number 0001193125-12-124827).

(1)(a)(58)

Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2012 (incorporated by reference to Exhibit 99.a(58) to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(1)(a)(59)

Articles of Amendment to the charter as filed with the State of Maryland dated September 10, 2012 (incorporated by reference to Exhibit 99.a(59) to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(1)(a)(60)

Articles of Amendment to the charter as filed with the State of Maryland dated May 1, 2013 (incorporated by reference to Exhibit 99.a(60) to Post Effective Amendment No. 130 to the Registration Statement on Form N-1A filed on May 29, 2013 with Accession Number 0001193125-13-239252).

(1)(a)(61)

Articles Supplementary to the charter as filed with the State of Maryland dated July 1, 2013 (incorporated by reference to Exhibit 99.a(61) to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(1)(a)(62)

Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2013 (incorporated by reference to Exhibit 99.a(62) to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(1)(a)(63)

Articles Supplementary to the charter as filed with the State of Maryland dated September 18, 2013 (incorporated by reference to Exhibit 99.a(63) to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(1)(a)(64)

Articles Supplementary to the charter as filed with the State of Maryland dated November 15, 2013 (incorporated by reference to Exhibit 99.a(64) to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(1)(a)(65)

Articles of Amendment to the charter as filed with the State of Maryland dated December 2, 2013 (incorporated by reference to Exhibit 99.a(65) to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(1)(a)(66)

Articles of Amendment to the charter as filed with the State of Maryland dated May 28, 2014 (incorporated by reference to Exhibit 99.a(66) to Post Effective Amendment No. 148 to the Registration Statement on Form N-1A filed on July 21, 2014 with Accession Number 0001193125-14-274048).

(1)(a)(67)

Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2014 (incorporated by reference to Exhibit 99.a(67) to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(1)(a)(68)

Articles of Amendment to the charter as filed with the State of Maryland dated February 2, 2015 (incorporated by reference to Exhibit 99.a(68) to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(1)(a)(69)

Articles of Amendment to the charter as filed with the State of Maryland dated April 10, 2015 (incorporated by reference to Exhibit 99.a(69) to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(1)(a)(70)

Articles of Amendment to the charter as filed with the State of Maryland dated May 11, 2015 (incorporated by reference to Exhibit 99.a(70) to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(1)(a)(71)

Articles of Amendment to the charter as filed with the State of Maryland dated May 26, 2015 (incorporated by reference to Exhibit 99.a(71) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(1)(a)(72)

Articles Supplementary to the charter as filed with the State of Maryland dated July 10, 2015 (incorporated by reference to Exhibit 99.a(72) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(1)(a)(73)

Articles of Amendment to the charter as filed with the State of Maryland dated July 13, 2015 (incorporated by reference to Exhibit 99.a(73) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(2) By-Laws
(2)(a)(1)

By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(2)(a)(2)

By-Laws as amended May 18, 2004 (incorporated by reference to Exhibit 99.b(1) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(2)(a)(3)

By-Laws as amended September 29, 2006 (incorporated by reference to Exhibit 99.b(2) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(2)(a)(4)

By-Laws as amended May 14, 2008 (incorporated by reference to Exhibit 99.b(3) to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(3) Voting Trust Agreement		Not Applicable.
(4) Reorganization Agreement	(4)(a)(1)

Form of Agreement and Plan of Reorganization is incorporated by reference to Appendix A to Part A of Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0001193125-15-257006 on July 20, 2015.

(5) Instruments Defining rights of Security Holders	(5)(a)(1)

Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(6) Investment Advisory Contracts
(6)(a)(1)

Investment Advisory Agreement dated December 17, 2007 (incorporated by reference to Exhibit 99.d(1)i to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(6)(a)(2)

Restated Schedule A of the Investment Advisory Agreement dated February 9, 2011(incorporated by reference to Exhibit 99.d(1)n to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(6)(a)(3)

Assignment and Assumption Agreement among Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Advisors, LLC dated October 1, 2011 (incorporated by reference to Exhibit 99.d(1)b to Post Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on November 1, 2011 with Accession Number 0001193125-11-289850).

(6)(a)(4)

Restated Schedule A of the Investment Advisory Agreement dated December 31, 2011 (incorporated by reference to Exhibit 99.d(1)c to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(6)(a)(5)

Restated Schedule A of the Investment Advisory Agreement dated June 8, 2012 (incorporated by reference to Exhibit 99.d(1)d to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(6)(a)(6)

Restated Schedule A of the Investment Advisory Agreement dated August 1, 2012 (incorporated by reference to Exhibit 99.d(1)e to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(6)(a)(7)

Restated Schedule A of the Investment Advisory Agreement dated December 31, 2012 (incorporated by reference to Exhibit 99.d(1)f to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(6)(a)(8)

Restated Schedule A of the Investment Advisory Agreement dated August 1, 2013 (incorporated by reference to Exhibit 99.d(1)g to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(6)(a)(9)

Restated Schedule A of the Investment Advisory Agreement dated August 21, 2013 (incorporated by reference to Exhibit 99.d(1)h to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(6)(a)(10)

Restated Schedule A of the Investment Advisory Agreement dated December 18, 2013 (incorporated by reference to Exhibit 99.d(1)i to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(6)(a)(11)

Restated Schedule A of the Investment Advisory Agreement dated May 13, 2014 (incorporated by reference to Exhibit 99.d(1)j to Post Effective Amendment No. 145 to the Registration Statement on Form N-1A filed on May 15, 2014 with Accession Number 0001193125-14-200366).

(6)(a)(12)

Restated Schedule A of the Investment Advisory Agreement dated November 18, 2014 (incorporated by reference to Exhibit 99.d(1)k to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(6)(a)(13)

Restated Schedule A of the Investment Advisory Agreement dated March 1, 2015 (incorporated by reference to Exhibit 99.d(l)l to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(6)(a)(14)

Restated Schedule A of the Investment Advisory Agreement dated May 1, 2015 (incorporated by reference to Exhibit 99.d(1)m to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(6)(a)(15)

Restated Schedule A of the Investment Advisory Agreement dated June 1, 2015 (incorporated by reference to Exhibit 99.d(1)n to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(6)(a)(16)

Restated Schedule A of the Investment Advisory Agreement dated August 1, 2015 (incorporated by reference to Exhibit 99.d(1)o to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

Expense Limitation Agreement	(6)(b)(1)

Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 25, 2010 for the Target Income Series Class I, Class K Class R, Class C, Target 2020 Series Class I, Class K, Class R, Class C, Target 2010 Series Class I, Class K, Class R, Class C, Target 2030 Series Class I, Class K, Class R, Class C, Target 2040 Series Class I, Class K, Class R, Class C, and

Target 2050 Series Class I, Class K, Class R, Class C (incorporated by reference to Exhibit 99.d(3)jj to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(6)(b)(2)

Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 25, 2010 for the Target Income Series Class I, Class K Class R, Target 2020 Series Class I, Class K, Class R, Target 2010 Series Class I, Class K, Class R, Target 2030 Series Class I, Class K, Class R, Target 2040 Series Class I, Class K, Class R, and Target 2050 Series Class I, Class K, Class R (incorporated by reference to Exhibit 99.d(2)(a)i to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(6)(b)(3)

Assignment and Assumption Agreement among Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc., and Manning & Napier Advisors, LLC dated October 1, 2011 as filed (incorporated by reference to Exhibit 99.d(2)e to Post Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on November 1, 2011 with Accession Number 0001193125-11-289850).

(7) Underwriting Contracts
(7)(a)(1)

Amended and Restated Distribution Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.e4 to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(7)(a)(2)

Amended and Restated Distribution Agreement Schedule A dated February 9, 2011 (incorporated by reference to Exhibit 99.e(4)h to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(7)(a)(3)

Amended and Restated Distribution Agreement Schedule A dated December 31, 2011 (incorporated by reference to Exhibit 99.e(1)b to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(7)(a)(4)

Amended and Restated Distribution Agreement Schedule A dated June 8, 2012 (incorporated by reference to Exhibit 99.e(1)c to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(7)(a)(5)

Amended and Restated Distribution Agreement Schedule A dated August 1, 2012 (incorporated by reference to Exhibit 99.e(1)d to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(7)(a)(6)

Amended and Restated Distribution Agreement Schedule A dated December 31, 2012 (incorporated by reference to Exhibit 99.e(1)e to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(7)(a)(7)

Amended and Restated Distribution Agreement Schedule A dated August 1, 2013 (incorporated by reference to Exhibit 99.e(1)f to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(7)(a)(8)

Amended and Restated Distribution Agreement Schedule A dated August 21, 2013 (incorporated by reference to Exhibit 99.e(1)g to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(7)(a)(9)

Amended and Restated Distribution Agreement Schedule A dated March 6, 2014 (incorporated by reference to Exhibit 99.e(1)h to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(7)(a)(10)

Amended and Restated Distribution Agreement Schedule A dated November 18, 2014 (incorporated by reference to Exhibit 99.e(1)i to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(7)(a)(11)

Amended and Restated Distribution Agreement Schedule A dated March 1, 2015 (incorporated by reference to Exhibit 99.e(1)j to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(7)(a)(12)

Amended and Restated Distribution Agreement Schedule A dated May 1, 2015 (incorporated by reference to Exhibit 99.e(1)k to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(7)(a)(13)

Amended and Restated Distribution Agreement Schedule A dated June 1, 2015 (incorporated by reference to Exhibit 99.e(1)l to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(8) Bonus or Profit Sharing Contracts		Not Applicable.
(9) Custodian Agreements	(9)(a)(1)

Mutual Fund Custody and Service Agreement between Manning & Napier Fund, Inc. and The Bank of New York Mellon beginning February 1, 2015 (incorporated by reference to Exhibit 99.g(1) to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(10) Rule 18f-3 Plan
(10)(a)(1)

Amended and Restated Rule 18f-3 Plan (incorporated by reference to Exhibit 99.n(5) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(10)(a)(2)

Amended and Restated Rule 18f-3 Plan Schedule A (incorporated by reference to Exhibit 99.n(5)a to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(10)(a)(3)

Amended and Restated Rule 18f(3) Schedule A dated February 6, 2009 (incorporated by reference to Exhibit 99.n(5)b to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(10)(a)(4)

Amended and Restated Rule 18f(3) Schedule A dated August 12, 2009 (incorporated by reference to Exhibit 99.n(1)c to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(10)(a)(5)

Amended and Restated Rule 18f(3) Schedule A dated May 4, 2010 (incorporated by reference to Exhibit 99.n(1)d to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(10)(a)(6)

Amended and Restated Rule 18f(3) Schedule A dated February 9, 2011 (incorporated by reference to Exhibit 99.n(1)e to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(10)(a)(7)

Amended and Restated Rule 18f(3) Schedule A dated December 31, 2011 (incorporated by reference to Exhibit 99.n(1)f to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(10)(a)(8)

Amended and Restated Rule 18f(3) Schedule A dated February 29, 2012 (incorporated by reference to Exhibit 99.n(1)g to Post Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(10)(a)(9)

Amended and Restated Rule 18f(3) Exhibit 3 and Exhibit 5 (incorporated by reference to Exhibit 99.n(1)h to Post Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 26, 2012 with Accession Number 0001193125-12-185169).

(10)(a)(10)

Amended and Restated Rule 18f(3) Schedule A dated June 8, 2012 (incorporated by reference to Exhibit 99.n(1)i to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(10)(a)(11)

Amended and Restated Rule 18f(3) Schedule A dated August 1, 2012 (incorporated by reference to Exhibit 99.n(1)j to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(10)(a)(12)

Amended and Restated Rule 18f(3) Schedule A dated September 24, 2012 (incorporated by reference to Exhibit 99.n(1)k to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(10)(a)(13)

Amended and Restated Rule 18f(3) Schedule A dated December 31, 2012 (incorporated by reference to Exhibit 99.n(1)l to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(10)(a)(14)

Amended and Restated Rule 18f(3) Schedule A dated August 1, 2013 (incorporated by reference to Exhibit 99.n(1)m to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(10)(a)(15)

Amended and Restated Rule 18f(3) Schedule A dated August 21, 2013 (incorporated by reference to Exhibit 99.n(1)n to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(10)(a)(16)

Amended and Restated Rule 18f(3) Schedule A dated December 18, 2013 (incorporated by reference to Exhibit 99.n(1)o to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(10)(a)(17)

Amended and Restated Rule 18f(3) Schedule A dated March 6, 2014 (incorporated by reference to Exhibit 99.n(1)p to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(10)(a)(18)

Amended and Restated Rule 18f(3) Schedule A dated November 18, 2014 (incorporated by reference to Exhibit 99.n(1)q to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(10)(a)(19)

Amended and Restated Rule 18f(3) Schedule A dated March 1, 2015 (incorporated by reference to Exhibit 99.n(1)r to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(10)(a)(20)

Amended and Restated Rule 18f(3) Schedule A dated May 1, 2015 (incorporated by reference to Exhibit 99.n(1)s to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(10)(a)(21)

Amended and Restated Rule 18f(3) Schedule A dated June 1, 2015 (incorporated by reference to Exhibit 99.n(1)t to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(10)(a)(22)

Amended and Restated Rule 18f(3) Schedule A dated August 1, 2015 (incorporated by reference to Exhibit 99.n(1)u to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

Rule 12b-1 Plan	(10)(b)(1)

Amended and Restated Distribution and Shareholder Services Plan (incorporated by reference to Exhibit 99.m(7) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(10)(b)(2)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)a to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(10)(b)(3)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)b to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(10)(b)(4)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)c to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(10)(b)(5)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated March 6, 2014 (incorporated by reference to Exhibit 99.m(3)d to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(10)(b)(6)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated November 18, 2014 (incorporated by reference to Exhibit 99.m(3)e to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(11) Legal Opinion

Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant (incorporated by reference to Exhibit (11) of the Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0001193125-15-228631 on June 19, 2015).

(12) Tax Opinion		Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters is filed herewith.
(13) Other Material Contracts
	(13)(a)(1)	Master Services Agreement dated April 14, 2000 between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.
(13)(a)(2)

Transfer Agent Services Appendix to the Master Services Agreement dated April 14, 2000(incorporated by reference to Exhibit 99.h(2)a to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

	(13)(a)(3)	Amendment to the Master Services Agreement Schedule A, dated November 16, 2001

(incorporated by reference to Exhibit 99.h(2)b to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).
(13)(a)(4)

Amendment No.2 to Master Services Agreement dated November 1, 2003 (incorporated by reference to Exhibit 99.h(2)c to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(13)(a)(5)

Amendment No.3 to Master Services Agreement dated November 12, 2007 (incorporated by reference to Exhibit 99.h(2)d to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(13)(a)(6)

Amendment No. 4 to Master Services Agreement dated March 28, 2008 (incorporated by reference to Exhibit 99.h(2)e to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(13)(a)(7)

Amendment No. 5 to Master Services Agreement dated November 1, 2008 (incorporated by reference to Exhibit 99.h(2)f to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(13)(a)(8)

Amendment No. 6 to Master Services Agreement dated November 7, 2009 (incorporated by reference to Exhibit 99.h(1)g to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(13)(a)(9)

Amendment No. 7 to Master Services Agreement dated May 11, 2011(incorporated by reference to Exhibit 99.h(1)h to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(13)(a)(10)

Assignment and Assumption Agreement among Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc., and Manning & Napier Advisors, LLC dated October 1, 2011 as filed (incorporated by reference to Exhibit 99.d(2)e to Post Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on November 1, 2011 with Accession Number 0001193125-11-289850).

(13)(a)(11)

Amendment No. 8 to the Master Services Agreement dated November 14, 2012 (incorporated by reference to Exhibit 99.h(1)j to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(13)(a)(12)

Master Services Agreement dated November 1, 2014 between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. (incorporated by reference to Exhibit 99.h(1)k to Post Effective Amendment No. 155 to the Registration Statement on Form N-1A as filed on November 6, 2014 with Accession number 0001193125-14-400774).

(14) Other Opinions and Consents
(14)(a)(1)

Consent of PricewaterhouseCoopers LLP (incorporated by reference to Exhibit (14)(a)(1) of the Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0001193125-15-228631 on June 19, 2015).

(14)(a)(2)

Consent of Morgan, Lewis & Bockius LLP (incorporated by reference to Exhibit (14)(a)(2) of the Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0001193125-15-228631 on June 19, 2015).

(15) Omitted financial statements		Not Applicable.

(16) Powers of Attorney
(16)(a)(1)

Powers of Attorney dated November 21, 2002 for Martin F. Birmingham, Harris H. Rusitzky, Peter L. Faber, Stephen B. Ashley (incorporated by reference to Exhibit 99.q to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(16)(a)(2)

Power of Attorney dated January 10, 2008 for Paul A. Brooke (incorporated by reference to Exhibit 99.q(1) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(16)(a)(3)

Power of Attorney dated August 22, 2012 for Chester N. Watson as (incorporated by reference to Exhibit EX-99.q(2) to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(17) Code of Ethics
(17)(a)(1)

Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 2010 (incorporated by reference to Exhibit 99. p(3) to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(17)(a)(2)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 2010 (incorporated by reference to Exhibit 99. p(3)a to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(17)(a)(3)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 1, 2011(incorporated by reference to Exhibit 99.p(1)b to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(17)(a)(4)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated April 10, 2012 (incorporated by reference to Exhibit 99.p(1)c to Post Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 26, 2012 with Accession Number 0001193125-12-185169).

(17)(a)(5)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2012 (incorporated by reference to Exhibit 99.p(1)d to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(17)(a)(6)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated October 1, 2012 (incorporated by reference to EX-99.p(1)e to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(17)(a)(7)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2013 (incorporated by reference to Exhibit 99.p(1)f to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(17)(a)(8)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2014 (incorporated by reference to Exhibit 99.p(1)g to Post Effective Amendment No. 148 to the Registration Statement on Form N-1A filed on July 21, 2014 with Accession Number 0001193125-14-274048).

(17)(a)(9)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2014 (incorporated by reference to Exhibit 99. p(1)h to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

Additional Materials	(17)(b)(1)

Prospectus dated March 1, 2015 for the Target 2010 Series and the Target Income Series (incorporated by reference to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A as filed on February 27, 2015 with Accession number 0001193125-15-069104).

(17)(b)(2)

Supplement dated March 10, 2015 to the Prospectus dated March 1, 2015 for the Target 2010 Series (incorporated by reference to definitive materials filed on March 10, 2015 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001193125-15-084438).

(17)(b)(3)

Supplement dated April 7, 2015 to the Prospectus dated March 1, 2015 for the Target 2010 Series and the Target Income Series (incorporated by reference to definitive materials filed on April 7, 2015 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001193125-15-120878).

(17)(b)(4)

Statement of Additional Information dated March 1, 2015 for the Target 2010 Series and the Target Income Series (incorporated by reference to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A as filed on February 27, 2015 with Accession number 0001193125-15-069104).

(17)(b)(5)

Supplement dated April 7, 2015 to the Statement of Additional Information dated March 1, 2015 for the Target 2010 Series and the Target Income Series (incorporated by reference to definitive materials filed on April 7, 2015 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001193125-15-120869).

(17)(b)(6)

The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Target 2010 Series and the Target Income Series included in the Fund’s Annual Report for the fiscal year ended October 31, 2014 (incorporated by reference to the Annual Certified Shareholder Report on Form N-CSR as filed on January 2, 2015, with Accession Number 0001193125-15-000733).

(17)(b)(7)

The unaudited financial statements of the Target 2010 Series and the Target Income Series included in the Fund’s Semi-Annual Report for the period ended April 30, 2015 (incorporated by reference to the Semi-Annual Certified Shareholder Report on Form N-CSRS, as filed on June 29, 2015, with Accession Number 0001193125-15-238973).

Item 17. Undertakings

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York, on the 28th day of September, 2015.

Manning & Napier Fund, Inc.
(Registrant)

By	s/ James E. Mikolaichik

James E. Mikolaichik
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
	President, Principal Executive	September 28, 2015
Officer, Director
/s/ James E. Mikolaichik
James E. Mikolaichik
	Director	September 28, 2015
*
Harris H. Rusitzky
	Director	September 28, 2015
*
Peter L. Faber
	Director	September 28, 2015
*
Stephen B. Ashley
	Director	September 28, 2015
*
Paul A. Brooke
	Director	September 28, 2015
*
Chester N. Watson
	Principal Financial Officer, Chief	September 28, 2015
Financial Officer, Treasurer
/s/ Christine Glavin
Christine Glavin

* By:	/s/ Christine Glavin
Christine Glavin

Pursuant to powers of attorney dated November 21, 2002, January 10, 2008, and August 22, 2012. See Items (16)(a)(1), (16)(a)(2) and (16)(a)(3) of this Registration Statement.

EXHIBIT INDEX

(12) Opinion of Morgan, Lewis & Bockius LLP regarding tax matters